Description of Business, Going Concern and Summary of Significant Accounting Policies - Going Concern (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 17, 2023	May 22, 2020
Line of Credit Facility [Line Items]
Net loss		$ (181)	$ (74)	$ (105)
Net cash used in operating activities"		(114)	19	$ 34
Accumulated deficit		(648)	(460)
Working capital deficit		(396)
Total liquidity		276
Cash and cash equivalents	[1]	114	$ 156
Cross-currency swaps discretionary reserve		$ 25
Number of days of uncured event of default for Term Loan or ABL Facility, results in event of default for secured and unsecured notes		30 days
Subsequent Event
Line of Credit Facility [Line Items]
Total liquidity					$ 134
Cash and cash equivalents					97
ABL Facility
Line of Credit Facility [Line Items]
Current available capacity		$ 162
Availability threshold for cash dominion minimum availability requirement		10.00%
ABL Facility | Subsequent Event
Line of Credit Facility [Line Items]
Current available capacity					$ 37
Senior Secured Notes
Line of Credit Facility [Line Items]
Interest rate (as a percent)		9.50%				9.50%
Senior Unsecured Notes
Line of Credit Facility [Line Items]
Interest rate (as a percent)		5.75%

[1]	At December 31, 2022 and 2021, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $6 and $4 of cash and cash equivalents; $9 and $7 of accounts receivable, net; $6 and $2 of inventories; $3 each of property, plant and equipment, net; $2 and nil of operating lease right-of-use assets; $2 and $5 of intangible assets, net; $3 each of accounts payable; and $4 and $3 of accrued liabilities. See "Note 9. Variable Interest Entities."